Goodwill (Tables)	12 Months Ended
Mar. 31, 2021
Intangible Assets [Abstract]
Schedule of changes in intangible assets and goodwill

Total £m
Net book value at 1 April 2019¹	5,372
Exchange adjustments¹	259
Acquisition of National Grid Renewables (note 38)	81
Net book value at 1 April 2020	5,712
Exchange adjustments	(562)
Reclassification to held for sale (note 10)	(562)
Net book value at 31 March 2021	4,588
1.    Comparative amounts have been revised as described in note 1F.